Marketable debt securities	12 Months Ended
Dec. 31, 2017
Marketable debt securities
Marketable debt securities

21. Marketable debt securities

a)   Breakdown

The breakdown by classification, type and currency of issue of Marketable debt securities is as follows:

	12/31/2016	12/31/2017

Classification:
Other financial liabilities at fair value through profit or loss designated as such upon initial recognition	12,335	10,504
Financial liabilities at amortized cost	77,668	85,792
	90,003	96,296
Type:
Certificates of deposit (unsecured)	25,944	27,467
Senior Unsecured Notes	20,462	19,558
Structured bank bonds	12,542	10,748
Promissory notes	16,101	23,577
Unsecured bonds	14,785	14,798
Mortgage-backed bonds	169	148
	90,003	96,296
Currency:
Peso	67,061	68,788
USD	22,942	27,508
	90,003	96,296

Note 44.a. includes a breakdown of the remaining maturity periods of Marketable debt securities. In addition, Note 44.d. contains the fair value amounts of these liabilities classified as Marketable debt securities – Financial liabilities at amortized cost.

b)   Changes in Marketable debt securities classified as financial liabilities at fair value through profit or loss

The changes in Marketable debt securities classified as financial liabilities at fair value through profit or loss were as follows:

	2016	2017

Beginning balance	12,623	12,335
Issues	1,924	2,299
Of which:
Structured bank bonds	1,924	2,299
Of which:
Banco Santander México, S.A.	1,924	2,299
Redemptions	(2,218)	(4,590)
Of which:
Structured bank bonds	(2,218)	(4,590)
Of which:
Banco Santander México, S.A.	(2,218)	(4,590)
Changes in fair value	6	460
Balance at year-end	12,335	10,504

c)   Changes in Marketable debt securities classified as financial liabilities at amortized cost

The changes in Marketable debt securities classified as financial liabilities at amortized cost were as follows:

	2016	2017

Beginning balance	74,826	77,668
Issues	2,738,139	2,251,910
Of which:
Certificates of deposit (unsecured)	56,431	70,705
Structured bank bonds	15,006	6,238
Promissory notes	2,656,702	2,174,967
Unsecured bonds	10,000	—
Of which:
Banco Santander México, S.A.	2,738,139	2,251,910
Redemptions	(2,738,883)	(2,243,323)
Of which:
Certificates of deposit (unsecured)	(53,705)	(69,455)
Structured bank bonds	(15,398)	(6,190)
Promissory notes	(2,664,673)	(2,167,658)
Unsecured bonds	(5,107)	(20)
Of which:
Banco Santander México, S.A.	(2,738,856)	(2,243,303)
Santander Vivienda, S.A. de C.V.	(27)	(20)
Accrued interest	69	292
Effect of changes in foreign exchange rates	3,517	(755)
Balance at year-end	77,668	85,792

d)   Other disclosures

Issuance program

In April 2007, the Board of Directors authorized an issuance program for up to 4,000,000,000 USD of different types of instruments denominated in pesos, USD, euros or UDIS, up to 30 years. In October 2010, the Board of Directors renewed this authorization.

In October 2011, the Board of Directors authorized to increase the amount of issuance program up to 6,500,000,000 USD. In October 2013, the Board of Directors endorsed the total amount of issuance program, establishing that the maximum term of the issuances must be 15 years.

As of December 31, 2016, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	2,500	02/17/2017	6.16%
Certificates of deposit (unsecured)	630	02/17/2017	6.16%
Certificates of deposit (unsecured)	2,000	04/27/2017	5.65%
Certificates of deposit (unsecured)	530	03/09/2017	5.65%
Certificates of deposit (unsecured)	80	04/12/2017	6.15%
Certificates of deposit (unsecured)	2,000	04/26/2017	5.65%
Certificates of deposit (unsecured)	300	04/21/2017	6.16%
Certificates of deposit (unsecured)	1,000	06/01/2017	5.65%
Certificates of deposit (unsecured)	700	06/09/2017	6.16%
Certificates of deposit (unsecured)	800	07/20/2017	5.65%
Certificates of deposit (unsecured)	50	07/25/2017	5.42%
Certificates of deposit (unsecured)	500	07/27/2017	5.65%
Certificates of deposit (unsecured)	1,000	10/06/2017	5.88%
Certificates of deposit (unsecured)	1,000	11/01/2017	5.88%
Certificates of deposit (unsecured)	45	01/02/2017	5.58%
Certificates of deposit (unsecured)	800	12/11/2017	5.88%
Certificates of deposit (unsecured)	1,100	04/12/2017	6.16%
Certificates of deposit (unsecured)	1,000	01/20/2017	6.16%
Certificates of deposit (unsecured)	300	06/28/2017	5.65%
Certificates of deposit (unsecured)	800	03/02/2017	5.65%
Certificates of deposit (unsecured)	1,730	05/26/2017	5.66%
Certificates of deposit (unsecured)	100	09/11/2017	5.64%
Certificates of deposit (unsecured)	1,000	08/15/2017	5.65%
Certificates of deposit (unsecured)	700	06/05/2017	6.13%
Certificates of deposit (unsecured)	500	02/01/2017	5.65%
Certificates of deposit (unsecured)	1,000	05/04/2017	5.65%
Certificates of deposit (unsecured)	500	02/10/2017	5.68%
Certificates of deposit (unsecured)	1,000	09/25/2017	5.88%
Certificates of deposit (unsecured) - USD	2	07/31/2017	0.65%
Certificates of deposit (unsecured) - USD	197	01/17/2017	0.20%
Certificates of deposit (unsecured) - USD	403	01/26/2017	0.20%
Certificates of deposit (unsecured) - USD	283	01/05/2017	0.35%
Certificates of deposit (unsecured) - USD	215	01/12/2017	0.35%
Certificates of deposit (unsecured) - USD	340	01/19/2017	0.20%
Certificates of deposit (unsecured) - USD	379	01/10/2017	0.35%
Certificates of deposit (unsecured) - USD	4	07/31/2017	0.95%
Certificates of deposit (unsecured) - USD	1	07/31/2017	0.75%
Certificates of deposit (unsecured) - USD	1	07/31/2017	0.90%
Certificates of deposit (unsecured) - USD	103	05/09/2017	0.65%
Certificates of deposit (unsecured) - USD	46	06/01/2017	0.50%
Certificates of deposit (unsecured) - USD	1	07/31/2017	0.70%
Certificates of deposit (unsecured) - USD	246	01/24/2017	0.20%
	25,886
Accrued interest	58
	25,944

Senior Unsecured Notes	20,349	11/09/2022	4.125%
Accrued interest	113
	20,462

Structured bank bonds	35	01/06/2017	10.00%
Structured bank bonds	10	01/10/2017	9.00%
Structured bank bonds	27	01/04/2017	11.59%
Structured bank bonds	17	01/13/2017	12.50%
Structured bank bonds	82	01/03/2017	4.18%
Structured bank bonds	10	01/05/2017	8.00%
Structured bank bonds	10	01/24/2017	7.00%
Structured bank bonds(*)	593	03/02/2017	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	53	03/16/2017	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	42	03/13/2017	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	12	03/24/2017	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	12	04/06/2017	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	465	06/29/2017	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	514	08/03/2017	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	441	09/06/2017	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	168	09/08/2017	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	115	11/06/2017	Guaranteed rate subject to S&P500
Structured bank bonds(*)	613	01/04/2018	Guaranteed rate subject to Euro Stoxx Oil & Gas
Structured bank bonds(*)	14	01/04/2018	Guaranteed rate subject to Euro Stoxx Oil & Gas
Structured bank bonds(*)	330	02/19/2018	Guaranteed rate subject to IXE
Structured bank bonds(*)	581	03/02/2018	Guaranteed rate subject to FSTE 100
Structured bank bonds(*)	441	03/06/2017	Guaranteed rate subject to HSCEI, S&P 500, SX5E and NIKKEI 225
Structured bank bonds(*)	945	04/03/2018	Guaranteed rate subject to Euro Stoxx Oil & Gas
Structured bank bonds(*)	25	05/09/2017	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	141	05/16/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	22	05/25/2017	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	121	05/31/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	82	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	463	06/27/2018	2.00%
Structured bank bonds(*)	9	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	970	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	137	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	114	07/12/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	10	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	122	08/10/2017	Guaranteed rate subject to IPC
Structured bank bonds(*)	155	08/30/2017	Guaranteed rate subject to IPC
Structured bank bonds(*)	123	08/30/2018	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	51	09/14/2017	Guaranteed rate subject to IPC
Structured bank bonds(*)	153	09/14/2017	Guaranteed rate subject to IPC
Structured bank bonds(*)	97	09/20/2018	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	124	09/27/2018	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	150	10/19/2018	Guaranteed rate subject to INDU
Structured bank bonds(*)	503	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	43	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	203	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	63	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	823	10/23/2020	TIIE
Structured bank bonds(*)	17	11/07/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	148	11/14/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	8	11/05/2020	TIIE
Structured bank bonds(*)	123	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	160	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	18	12/14/2017	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	204	07/18/2017	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	02/14/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	157	02/23/2021	TIIE
Structured bank bonds(*)	42	03/05/2018	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	42	03/05/2018	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	21	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	14	03/16/2021	TIIE
Structured bank bonds(*)	9	03/27/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	16	04/03/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	5	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	6	04/03/2018	Guaranteed rate subject to SXEE
Structured bank bonds(*)	47	04/26/2019	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	383	04/23/2021	TIIE
Structured bank bonds(*)	121	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	14	04/26/2019	Guaranteed rate subject to SX7E
Structured bank bonds(*)	20	05/12/2021	TIIE
Structured bank bonds(*)	19	05/23/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	150	06/06/2018	TIIE
Structured bank bonds(*)	6	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	53	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	215	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	26	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	10	12/21/2017	TIIE
Structured bank bonds(*)	93	09/04/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	28	10/03/2019	Guaranteed rate subject to NKY and SXE
Structured bank bonds(*)	4	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	14	12/19/2019	Guaranteed rate subject to Euro Stoxx 50
Structured bank bonds(*)	10	01/10/2017	26.00%
Structured bank bonds(*)	83	01/17/2017	4.15%
	12,530
Transaction costs and accrued interest (net)	12
	12,542

Promissory notes	68	01/02/2017	5.70%
Promissory notes	55	01/18/2017	5.75%
Promissory notes	13,721	01/02/2017	5.75%
Promissory notes	2,254	01/02/2017	5.75%
	16,098
Accrued interest	3
	16,101

Unsecured bonds	3,000	03/16/2018	TIIE + 15 bps
Unsecured bonds	1,700	03/09/2021	8.91%
Unsecured bonds	3,000	12/06/2018	TIIE + 18 bps
Unsecured bonds	4,000	06/14/2021	TIIE + 38 bps
Unsecured bonds	3,000	09/01/2026	7.19%
	14,700
Accrued interest	85
	14,785

Mortgage-backed bonds	156	05/25/2032	5.00%
Mortgage-backed bonds	13	05/25/2032	6.40%
	169
Accrued interest	—
	169

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2017, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	36	12/28/2018	7.42%
Certificates of deposit (unsecured)	11	12/27/2018	7.43%
Certificates of deposit (unsecured)	23	12/26/2018	7.42%
Certificates of deposit (unsecured)	28	12/24/2018	7.42%
Certificates of deposit (unsecured)	40	12/21/2018	7.42%
Certificates of deposit (unsecured)	28	12/20/2018	7.41%
Certificates of deposit (unsecured)	13	12/19/2018	7.41%
Certificates of deposit (unsecured)	13	12/18/2018	7.40%
Certificates of deposit (unsecured)	24	12/17/2018	7.40%
Certificates of deposit (unsecured)	28	12/14/2018	7.26%
Certificates of deposit (unsecured)	29	12/13/2018	7.25%
Certificates of deposit (unsecured)	31	12/11/2018	7.23%
Certificates of deposit (unsecured)	18	12/10/2018	7.20%
Certificates of deposit (unsecured)	20	12/07/2018	7.19%
Certificates of deposit (unsecured)	27	12/06/2018	7.19%
Certificates of deposit (unsecured)	19	12/05/2018	7.19%
Certificates of deposit (unsecured)	11	12/04/2018	7.19%
Certificates of deposit (unsecured)	8	12/03/2018	7.19%
Certificates of deposit (unsecured)	16	11/30/2018	7.42%
Certificates of deposit (unsecured)	1,200	12/06/2018	7.42%
Certificates of deposit (unsecured)	11	11/29/2018	7.43%
Certificates of deposit (unsecured)	600	11/28/2018	7.66%
Certificates of deposit (unsecured)	4	11/28/2018	7.42%
Certificates of deposit (unsecured)	300	11/28/2018	7.66%
Certificates of deposit (unsecured)	6	11/27/2018	7.42%
Certificates of deposit (unsecured)	4	11/26/2018	7.42%
Certificates of deposit (unsecured)	5	11/23/2018	7.42%
Certificates of deposit (unsecured)	7	11/22/2018	7.41%
Certificates of deposit (unsecured)	6	11/21/2018	7.41%
Certificates of deposit (unsecured)	7	11/20/2018	7.40%
Certificates of deposit (unsecured)	1	11/16/2018	7.26%
Certificates of deposit (unsecured)	6	11/15/2018	7.25%
Certificates of deposit (unsecured)	1	11/14/2018	7.23%
Certificates of deposit (unsecured)	500	11/05/2018	7.43%
Certificates of deposit (unsecured)	2,000	11/01/2018	7.67%
Certificates of deposit (unsecured)	1,200	09/17/2018	7.44%
Certificates of deposit (unsecured)	500	09/13/2018	7.43%
Certificates of deposit (unsecured)	2,000	09/13/2018	7.43%
Certificates of deposit (unsecured)	3,800	08/17/2018	7.43%
Certificates of deposit (unsecured)	100	08/16/2018	7.43%
Certificates of deposit (unsecured)	1,100	08/16/2018	7.62%
Certificates of deposit (unsecured)	50	07/27/2018	7.46%
Certificates of deposit (unsecured)	1,000	07/17/2018	7.55%
Certificates of deposit (unsecured)	1,000	06/25/2018	7.55%
Certificates of deposit (unsecured)	1,000	06/08/2018	7.59%
Certificates of deposit (unsecured)	500	05/24/2018	7.69%
Certificates of deposit (unsecured)	700	05/09/2018	7.64%
Certificates of deposit (unsecured)	750	02/23/2018	7.54%
Certificates of deposit (unsecured)	1,000	02/22/2018	7.50%
Certificates of deposit (unsecured) - USD	3	05/09/2018	0.96%
Certificates of deposit (unsecured) - USD	98	04/30/2018	0.99%
Certificates of deposit (unsecured) - USD	3,933	11/14/2018	1.62%
Certificates of deposit (unsecured) - USD	1	07/31/2018	0.40%
Certificates of deposit (unsecured) - USD	3	07/31/2018	0.99%
Certificates of deposit (unsecured) - USD	1	06/29/2018	0.40%
Certificates of deposit (unsecured) - USD	3	06/29/2018	0.98%
Certificates of deposit (unsecured) - USD	12	06/27/2018	0.98%
Certificates of deposit (unsecured) - USD	12	06/15/2018	0.98%
Certificates of deposit (unsecured) - USD	23	06/04/2018	0.98%
Certificates of deposit (unsecured) - USD	23	05/21/2018	0.98%
Certificates of deposit (unsecured) - USD	34	05/18/2018	0.98%
Certificates of deposit (unsecured) - USD	23	05/18/2018	0.98%
Certificates of deposit (unsecured) - USD	5	05/09/2018	0.96%
Certificates of deposit (unsecured) - USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured) - USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured) - USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured) - USD	17	04/18/2018	1.05%
Certificates of deposit (unsecured) - USD	44	02/28/2018	0.65%
Certificates of deposit (unsecured) - USD	79	01/04/2018	0.85%
Certificates of deposit (unsecured) - USD	2,514	01/26/2018	1.70%
Certificates of deposit (unsecured) - USD	37	01/19/2018	0.85%
Certificates of deposit (unsecured) - USD	68	01/19/2018	0.85%
Certificates of deposit (unsecured) - USD	585	01/16/2018	1.20%
	27,350
Accrued interest	117
	27,467

Senior Unsecured Notes	19,449	11/09/2022	4.125%
Accrued interest	109
	19,558

Structured bank bonds	151	05/31/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	59	01/04/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	10	01/17/2018	Guaranteed rate subject to foreign exchange rate
Structured bank bonds(*)	57	05/24/2021	TIIE
Structured bank bonds(*)	18	05/12/2021	TIIE
Structured bank bonds(*)	347	04/23/2021	TIIE
Structured bank bonds(*)	7	03/16/2021	TIIE
Structured bank bonds(*)	4	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	41	02/23/2021	TIIE
Structured bank bonds(*)	167	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	128	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	66	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	212	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	45	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	8	11/05/2020	TIIE
Structured bank bonds(*)	515	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	771	10/23/2020	TIIE
Structured bank bonds(*)	36	12/27/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	15	12/19/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	66	11/22/2019	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	155	11/14/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	18	11/07/2019	Guaranteed rate subject to SXDP
Structured bank bonds(*)	103	10/16/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	20	10/03/2019	Guaranteed rate subject to NKY and SXE
Structured bank bonds(*)	90	09/25/2019	TIIE
Structured bank bonds(*)	99	09/04/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	10	06/26/2019	TIIE
Structured bank bonds(*)	58	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	27	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	219	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	7	06/06/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	21	05/23/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	15	04/26/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	50	04/26/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	118	04/26/2019	Guaranteed rate subject to Euro SX7E
Structured bank bonds(*)	18	04/03/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	10	03/27/2019	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	110	02/21/2019	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	11	02/14/2019	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	19	11/16/2018	Guaranteed rate subject to S&P 500 and IPC
Structured bank bonds(*)	167	10/19/2018	Guaranteed rate subject to INDU
Structured bank bonds(*)	135	09/27/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	166	09/26/2018	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	105	09/20/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	133	08/30/2018	Guaranteed rate subject to Euro STOXX 50
Structured bank bonds(*)	6	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	11	08/02/2018	Guaranteed rate subject to DAX
Structured bank bonds(*)	126	07/12/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	305	06/29/2018	Guaranteed rate subject to IPC and S&P 500
Structured bank bonds(*)	10	06/29/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	925	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	10	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	150	06/29/2018	Guaranteed rate subject to Euro SX6E
Structured bank bonds(*)	467	06/27/2018	2.00%
Structured bank bonds(*)	13	06/08/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	159	06/06/2018	TIIE
Structured bank bonds(*)	127	05/31/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	715	05/30/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	10	05/25/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	148	05/16/2018	Guaranteed rate subject to Euro SX5E
Structured bank bonds(*)	101	05/09/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	6	04/03/2018	Guaranteed rate subject to SXEE
Structured bank bonds(*)	892	04/03/2018	Guaranteed rate subject to Euro STOXX Oil & Gas
Structured bank bonds(*)	49	03/22/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	46	03/20/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	21	03/14/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	90	03/12/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	41	03/05/2018	Guaranteed rate subject to NIKKEI 225
Structured bank bonds(*)	41	03/05/2018	Guaranteed rate subject to IBEX35
Structured bank bonds(*)	476	03/02/2018	Guaranteed rate subject to FSTE 100
Structured bank bonds(*)	10	02/21/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	24	02/20/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	310	02/19/2018	Guaranteed rate subject to IXE
Structured bank bonds(*)	40	02/16/2018	Guaranteed rate subject to IPC
Structured bank bonds(*)	14	01/04/2018	Guaranteed rate subject to EURO STOXX Oil & Gas
Structured bank bonds(*)	572	01/04/2018	Guaranteed rate subject to EURO STOXX Oil & Gas
Structured bank bonds(*)	181	05/17/2019	Guaranteed rate subject to Euro STOXX 50
	10,726
Transaction costs and accrued interest (net)	22
	10,748

Promissory notes	1,115	08/22/2018	7.53%
Promissory notes	499	08/10/2018	7.56%
Promissory notes	1,022	08/06/2018	7.57%
Promissory notes	511	08/03/2018	7.58%
Promissory notes	96	06/04/2018	7.38%
Promissory notes	868	06/04/2018	7.38%
Promissory notes	2,677	02/28/2018	7.38%
Promissory notes	1	01/23/2018	7.25%
Promissory notes	58	01/23/2018	7.25%
Promissory notes	60	01/02/2018	7.20%
Promissory notes	10,001	01/02/2018	7.25%
Promissory notes	6,500	01/02/2018	7.25%
	23,408
Accrued interest	169
	23,577

Unsecured bonds	3,000	03/16/2018	8.91%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	4,000	06/14/2021	TIIE + 38 bps
Unsecured bonds	1,700	03/09/2021	TIIE + 15 bps
Unsecured bonds	3,000	12/06/2018	TIIE + 18 bps
	14,700
Accrued interest	98
	14,798

Mortgage-backed bonds	133	05/25/2032	5.00%
Mortgage-backed bonds	15	05/25/2032	6.40%
	148
Accrued interest	—
	148

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.